UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                             Short Hills, NJ           8/12/05
    ----------------------------             ---------------           -------
           [Signature]                       [City, State]              Date



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this r porting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              67
                                                     --

Form 13F Information Table Value Total:              $ 463,490
                                                     ---------
                                                     (thousands)

List of Other Included Managers  NONE



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         COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5    COLUMN 6     COLUMN 7         COLUMN 8
         --------               --------    --------    --------             --------    --------     --------         --------
                                                                      SHRS                                             VOTING
                               TITLE OF                  VALUE      OR PRN    SH/  PUT/  INVESTMENT    OTHER          AUTHORITY
      NAME OF ISSUER            CLASS         CUSIP    (x$1000)       AMT     PRN  CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
      --------------            -----         -----    --------       ---     ---  ----  ----------   --------  ----  ------  ----
Aspen Insurance Holdings Ltd.        SHS       G05384105     7,312    265,300  SH           SOLE               265,300
Montpelier RE Holdings LTD           SHS       G62185106     6,224    180,000  SH           SOLE               180,000
Alleghany Corp. DEL                  COM       017175100     3,681     12,393  SH           SOLE                12,393
American International Group,Inc.    COM       026874107    11,620    200,000  SH           SOLE               200,000
Andrew Corp.                         COM       034425108     6,252    490,000  SH           SOLE               490,000
Astoria Financial Corp               COM       046265104     5,125    180,000  SH           SOLE               180,000
Atari, Inc.                          COM       04651M105       278    100,000  SH           SOLE               100,000
Belden CDT Inc.                      COM       077454106     9,540    450,000  SH           SOLE               450,000
Beverly Enterprises Inc.             COM       087851309     2,207    173,200  SH           SOLE               173,200
Bowne & Co., Inc.                    COM       103043105     4,452    307,900  SH           SOLE               307,900
City Investing Co. Liq Tr       Unit Ben Int   177900107       693    362,600  SH           SOLE               362,600
Conseco Inc.                   PFD B CV 5.50%  208464867     2,750    100,000  SH           SOLE               100,000
Conseco Inc                          COM NEW   208464883    24,030  1,101,273  SH           SOLE             1,101,273
DST Sys Inc. Del                     COM       233326107    22,464    480,000  SH           SOLE               480,000
Duckwall-Alco Stores, Inc.           COM       264142100     3,451    160,656  SH           SOLE               160,656
Enstar Group Inc GA                  COM       29358R107     6,758    102,715  SH           SOLE               102,715
Farmer Bros Co.                      COM       307675108     4,385    197,005  SH           SOLE               197,005
Florida East Coast Industries Inc.   COM       340632108    16,232    382,100  SH           SOLE               382,100
Franklin Bank Corp. DEL              COM       352451108    11,537    615,000  SH           SOLE               615,000
Goodyear Tire & Rubber Co            COM       382550101     7,972    535,000  SH           SOLE               535,000
Hawaiian Holdings, Inc.              COM       419879101     3,188    787,100  SH           SOLE               787,100
Healthsouth Corp.                    COM       421924101     1,428    255,000  SH           SOLE               255,000
Hearst-Argyle Television, Inc.       COM       422317107     6,125    250,000  SH           SOLE               250,000
Helmerich & Payne Inc.               COM       423452101     5,415    115,400  SH           SOLE               115,400
Honeywell International Inc.         COM       438516106     9,158    250,000  SH           SOLE               250,000
Hudson City Bancorp                  COM       443683107    18,177  1,593,109  SH           SOLE             1,593,109
IKON Office Solutions, Inc.          COM       451713101    15,264  1,605,000  SH           SOLE             1,605,000
Imagistics International Inc.        COM       45247T104     6,300    225,000  SH           SOLE               225,000
Johnson Outdoors Inc.                CL A      479167108     1,997    114,000  SH           SOLE               114,000
Keweenaw Land Association LTD.       COM       493026108     1,125      7,100  SH           SOLE                 7,100
Knight Capital Group Inc.            CL A      499005106     3,810    500,000  SH           SOLE               500,000
Liberty Corp.  S C                   COM       530370105       755     20,500  SH           SOLE                20,500
Liberty Media Corp. New              COM SER   530718105    10,801  1,060,000  SH           SOLE             1,060,000
Lin TV Corp.                         CL A      532774106     5,209    375,000  SH           SOLE               375,000
Linens N Things Inc.                 COM       535679104     1,183     50,000  SH           SOLE                50,000
Lydall Inc Del                       COM       550819106       766     88,900  SH           SOLE                88,900
MVC Capital Inc.                     COM       553829102    10,007    999,700  SH           SOLE               999,700
Magellan Health Services, Inc.       COM       559079207     1,059     30,000  SH           SOLE                30,000
MarkWest Hydrocarbon Inc.            COM       570762104     6,424    276,900  SH           SOLE               276,900
Medallion Financial Corp.            COM       583928106     4,069    430,600  SH           SOLE               430,600
Morgan Stanley                       COM NEW   617446448    10,494    200,000  SH           SOLE               200,000
Neiman Marcus Group Inc              CL A      640204202     9,692    100,000  SH           SOLE               100,000
Northwest Bancorp Inc Pa             COM       667328108     1,063     50,000  SH           SOLE                50,000
Novoste Corp.                        COM       67010C100       690    704,151  SH           SOLE               704,151
Oglebay Norton Co.                   COM       677007205     1,971    155,213  SH           SOLE               155,213
Oglebay Norton Co.                   PFD A CV  677007304     6,466    424,000  SH           SOLE               424,000
PNC Financial Services Group Inc.    COM       693475105    27,230    500,000  SH           SOLE               500,000
Partners Trust Financial Group,Inc.  COM       70213F102       632     59,200  SH           SOLE                59,200
Pfizer Inc.                          COM       717081103     2,758    100,000  SH           SOLE               100,000
Providian Financial Corp.            NOTE 2/1  74406AAB8     4,770  9,000,000  PRN          SOLE             9,000,000
Prudential Bancorp Inc. PA           COM       744319104     1,699    156,300  SH           SOLE               156,300
Retail Ventures, Inc.                COM       76128Y102     2,728    200,000  SH           SOLE               200,000
Rome Bancorp Inc. New                COM       77587P103     1,003    100,000  SH           SOLE               100,000
Rotech Healthcare Inc.               COM       778669101     4,922    187,500  SH           SOLE               187,500
Sears Holdings Corp.                 COM       812350106    36,880    246,077  SH           SOLE               246,077
Sovereign Bancorp, Inc.              COM       845905108     4,021    180,000  SH           SOLE               180,000
Sprint Corp.                         COM FON   852061100     2,509    100,000  SH           SOLE               100,000
TD Banknorth Inc.                    COM       87235A101     3,725    125,000  SH           SOLE               125,000
Temple Inland Inc.                   COM       879868107     3,715    100,000  SH           SOLE               100,000
Toys R Us Inc                        COM       892335100     7,004    264,500  SH           SOLE               264,500
TYCO International Ltd. New          COM       902124106    29,200  1,000,000  SH           SOLE             1,000,000
USA Mobility, Inc.                   COM       90341G103    10,245    348,954  SH           SOLE               348,954
United Indl Corp.                    COM       910671106     7,148    200,000  SH           SOLE               200,000
Unocal Corp.                         COM       915289102     4,944     76,000  SH           SOLE                76,000
Walter Inds Inc.                     COM       93317Q105     3,224     80,200  SH           SOLE                80,200
Warwick Valley Tel Co                COM       936750108     1,737     71,100  SH           SOLE                71,100
Western Gas Res Inc.                 COM       958259103     3,797    108,800  SH           SOLE               108,800

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